Consolidated Statements of Operations - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Research and development expenses	£ (25,899)	£ (19,728)	£ (16,846)
Administrative expenses	(7,050)	(5,953)	(5,184)
Net foreign exchange (losses) gains	(3,472)	(1,019)	2,902
Operating loss	(36,421)	(26,700)	(19,128)
Finance income	246	1,049	1,065
Loss before tax	(36,175)	(25,651)	(18,063)
Income tax credit	5,493	4,239	4,223
Loss for the year attributable to equity holders of the Company	£ (30,682)	£ (21,412)	£ (13,840)
Basic and diluted loss per share	£ (0.81)	£ (0.66)	£ (0.43)